T. ROWE PRICE Emerging Markets Stock Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Common Stocks 0.6%
MercadoLibre (USD) (1) 35,443 41,883
Total Argentina (Cost
$33,917
)
41,883
BRAZIL 5.5%
Common Stocks 5.5%
B3  43,311,659 110,662
Localiza Rent a Car  9,943,191 115,997
Localiza Rent a Car, Right, 2/3/23 (1) 44,671 154
Raia Drogasil  21,141,113 103,700
WEG  5,721,768 43,204
Total Brazil (Cost
$295,082
)
373,717
CHILE 0.5%
Common Stocks 0.5%
Banco Santander Chile, ADR (USD)  2,087,100 35,293
Total Chile (Cost
$31,417
)
35,293
CHINA 37.7%
Common Stocks 27.0%
Alibaba Group Holding (HKD) (1) 6,724,456 92,452
Alibaba Group Holding, ADR (USD) (1) 719,294 79,266
China Overseas Land & Investment (HKD)  39,910,500 107,769
China Resources Mixc Lifestyle Services (HKD)  7,632,200 43,974
ENN Energy Holdings (HKD)  1,837,600 27,687
JD.com, Class A (HKD)  2,160,295 64,146
KE Holdings, ADR (USD) (1) 1,429,000 26,208
Kingdee International Software Group (HKD) (1) 13,708,000 29,918
Li Auto, ADR (USD) (1) 1,475,426 36,738
Li Auto, Class A (HKD) (1) 212,300 2,598
Li Ning (HKD)  12,834,500 126,878
Meituan, Class B (HKD) (1) 5,217,770 116,648
Nongfu Spring, Class H (HKD)  3,424,800 19,387
Pinduoduo, ADR (USD) (1) 590,935 57,900
Silergy (TWD)  2,265,000 46,091
Sunny Optical Technology Group (HKD)  1,510,200 20,383
Tencent Holdings (HKD)  8,463,500 412,417
Wuxi Biologics Cayman (HKD) (1) 2,011,500 16,797
Yum China Holdings (HKD)  373,400 22,624

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Yum China Holdings (USD)  4,518,476 278,383
Zhongsheng Group Holdings (HKD)  35,168,500 198,990
1,827,254
Common Stocks - China A Shares 10.7%
Centre Testing International Group, A Shares (2) 9,489,101 33,418
Chacha Food, A Shares (CNH)  5,943,900 40,228
Chacha Food, A Shares (2) 1,520,393 10,287
Foshan Haitian Flavouring & Food, A Shares (CNH)  3,879,775 45,723
Fuyao Glass Industry Group, A Shares (CNH)  14,612,952 84,706
Glodon, A Shares (CNH)  420,700 4,082
Glodon, A Shares (2) 5,077,592 49,255
Hongfa Technology, A Shares (CNH)  6,287,784 34,977
Hundsun Technologies, A Shares (CNH)  10,504,410 73,675
Kweichow Moutai, A Shares (CNH)  125,504 34,418
Shenzhen Inovance Technology, A Shares (CNH)  5,624,631 59,532
Songcheng Performance Development, A Shares (CNH)  5,384,400 11,626
Songcheng Performance Development, A Shares (2) 34,376,338 74,208
Yifeng Pharmacy Chain, A Shares (CNH)  10,007,191 84,253
Zhejiang Sanhua Intelligent Controls, A Shares (CNH)  11,803,414 44,903
ZWSOFT Guangzhou, A Shares (2) 1,246,945 40,066
725,357
Total China (Cost
$2,115,899
)
2,552,611
HONG KONG 3.3%
Common Stocks 3.3%
AIA Group  7,077,200 80,027
Budweiser Brewing APAC  44,884,900 141,626
Total Hong Kong (Cost
$147,976
)
221,653
HUNGARY 0.9%
Common Stocks 0.9%
OTP Bank  1,987,604 59,889
Total Hungary (Cost
$72,350
)
59,889
INDIA 13.1%
Common Stocks 13.1%
Asian Paints  926,490 30,987
Axis Bank  4,596,503 49,129
HDFC Asset Management  1,196,930 27,839
HDFC Bank  4,358,631 85,895
HDFC Life Insurance  8,812,989 62,525

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Hindustan Unilever  1,270,159 40,072
Housing Development Finance  3,531,642 113,948
Infosys  5,503,831 103,683
Kotak Mahindra Bank  5,655,790 120,357
Maruti Suzuki India  373,558 40,744
Reliance Industries  3,399,476 98,183
Tata Consultancy Services  499,323 20,608
Voltas  9,145,237 89,838
Total India (Cost
$735,148
)
883,808
INDONESIA 1.1%
Common Stocks 1.1%
Bank Central Asia  96,977,000 55,035
Sumber Alfaria Trijaya  85,887,800 16,236
Total Indonesia (Cost
$32,012
)
71,271
MEXICO 3.1%
Common Stocks 3.1%
Grupo Financiero Banorte, Class O  5,655,738 46,855
Grupo Mexico, Series B  11,171,964 49,688
Wal-Mart de Mexico  28,423,637 110,974
Total Mexico (Cost
$149,030
)
207,517
NETHERLANDS 2.1%
Common Stocks 2.1%
ASML Holding  155,228 102,706
Prosus  465,297 37,571
Total Netherlands (Cost
$119,140
)
140,277
PERU 0.4%
Common Stocks 0.4%
Credicorp (USD)  226,014 30,354
Total Peru (Cost
$32,832
)
30,354
PHILIPPINES 1.9%
Common Stocks 1.9%
BDO Unibank  14,975,192 33,776
Jollibee Foods  3,057,020 13,338
SM Investments  2,831,969 47,889

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Universal Robina  14,693,529 37,119
Total Philippines (Cost
$91,863
)
132,122
POLAND 0.4%
Common Stocks 0.4%
Powszechna Kasa Oszczednosci Bank Polski  3,560,066 26,553
Total Poland (Cost
$24,487
)
26,553
QATAR 0.8%
Common Stocks 0.8%
Qatar National Bank  11,365,589 56,339
Total Qatar (Cost
$59,643
)
56,339
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (1)(3) 8,670,400 —
Ozon Holdings, ADR (USD) (1)(3) 941,156 —
X5 Retail Group, GDR (USD) (1)(3) 2,748,364 —
Yandex, Class A (USD) (1)(3) 1,338,330 —
Total Russia (Cost
$173,743
)
—
SAUDI ARABIA 2.2%
Common Stocks 2.2%
Al Rajhi Bank (1) 1,657,531 36,385
Arabian Internet & Communications Services  293,186 19,853
Nahdi Medical  1,731,738 87,852
Saudi British Bank  730,459 7,077
Total Saudi Arabia (Cost
$133,085
)
151,167
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 520,357 33,537
Total Singapore (Cost
$46,589
)
33,537
SOUTH AFRICA 2.9%
Common Stocks 2.9%
Capitec Bank Holdings  634,337 65,518
Clicks Group  4,489,279 68,524

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
FirstRand  16,085,914 59,769
Total South Africa (Cost
$168,242
)
193,811
SOUTH KOREA 6.9%
Common Stocks 6.9%
LG Chem  195,610 110,403
NAVER  204,391 33,954
POSCO Holdings  181,749 44,661
Samsung Electronics  5,586,648 278,272
Total South Korea (Cost
$192,546
)
467,290
TAIWAN 10.0%
Common Stocks 10.0%
Chailease Holding  7,235,000 54,524
Taiwan Semiconductor Manufacturing  33,107,111 584,235
Vanguard International Semiconductor  11,292,000 37,955
Total Taiwan (Cost
$192,798
)
676,714
THAILAND 1.9%
Common Stocks 1.9%
Bumrungrad Hospital  1,930,500 12,691
CP ALL  48,036,700 95,602
Siam Cement  1,817,500 18,500
Total Thailand (Cost
$92,810
)
126,793
UNITED ARAB EMIRATES 0.6%
Common Stocks 0.6%
First Abu Dhabi Bank  10,125,225 37,558
Total United Arab Emirates (Cost
$27,778
)
37,558
UNITED STATES 1.1%
Common Stocks 1.1%
Las Vegas Sands (1) 1,267,100 74,759
Total United States (Cost
$69,726
)
74,759

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 15,736,792 15,737
Total Short-Term Investments (Cost $15,737) 15,737
Total Investments in Securities 97.7%
(Cost $5,053,850) $ 6,610,653
Other Assets Less Liabilities 2.3% 153,631
Net Assets 100.0% $ 6,764,284
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GDR Global Depositary Receipts
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ —# $ — $ 713+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 358,555  ¤  ¤ $ 15,737^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $713 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,737.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Emerging Markets Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F111-054Q1 01/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 694,321 $ 5,900,595 $ — $ 6,594,916
Short-Term Investments 15,737 — — 15,737
Total $ 710,058 $ 5,900,595 $ — $ 6,610,653